INTANGIBLE FIXED ASSETS NON-CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, end of period	$ 176
Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	112
Intangible assets and goodwill, end of period	35	$ 112
Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	776
Intangible assets and goodwill, end of period	141	776
Total (including website fully amortised during 2023)
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	888
Intangible assets and goodwill, end of period		888
Cost | Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,441
Foreign Exchange movement	(60)
Disposals	(207)
Intangible assets and goodwill, end of period	5,174	5,441
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	112	96
Foreign Exchange movement		16
Disposals	(77)
Intangible assets and goodwill, end of period	35	112
Cost | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,329	5,722
Foreign Exchange movement	(60)	334
Disposals	(130)	(727)
Intangible assets and goodwill, end of period	5,139	5,329
Cost | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	892	873
Foreign Exchange movement		19
Intangible assets and goodwill, end of period		892
Cost | Total (including website fully amortised during 2023)
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	6,333	6,691
Foreign Exchange movement		369
Disposals		(727)
Intangible assets and goodwill, end of period		6,333
Amortisation and impairment | Total
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(4,553)
Foreign Exchange movement	28
Impairment	473
Intangible assets and goodwill, end of period	(4,998)	(4,553)
Amortisation and impairment | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(4,553)	(3,809)
Foreign Exchange movement	28	(90)
Fair value movement		(654)
Impairment	473
Intangible assets and goodwill, end of period	(4,998)	(4,553)
Amortisation and impairment | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(892)	(779)
Foreign Exchange movement		(1)
Amortisation charged during the period		112
Intangible assets and goodwill, end of period		(892)
Amortisation and impairment | Total (including website fully amortised during 2023)
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	$ (5,445)	(4,588)
Foreign Exchange movement		(91)
Fair value movement		(654)
Amortisation charged during the period		112
Intangible assets and goodwill, end of period		$ (5,445)